Fair value hierarchy (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	R$ 36,952,567	R$ 75,020,184	R$ 44,439,835
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	2,520,813	2,956,882
Financial Assets Measured At Fair Value Through Profit Or Loss			2,627,405	R$ 510,887
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	462,156	817,548
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading			715,548	1,370,270
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	449,264	282,151
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss			27,749	154,947
Financial Assets Measured At Fair Value Through Other Comprehensive Income	601,604	1,297,021
Financial Assets Measured At Fair Value Through Other Comprehensive Income			951,966	709,956
Financial Liabilities Measured At Fair Value Through Profit Or Loss	433,583	753,121
Financial Liabilities Measured At Fair Value Through Profit Or Loss			564,757
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading			1,600,000	R$ 641,458
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading
Gains Losses Realized Not Realized [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	99,401	83,832	290,773
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(802,760)	502,596	238,632
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	78,853	100,091	(101,541)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(268,095)	(21,677)	253,803
Financial Liabilities Measured At Fair Value Through Profit Or Loss	(337,847)	500,159
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading			190,813
Transfers In And Or Out Of Level 3 [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss		(239,512)	1,700,499
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(36,051)	(231,468)	(1,031,076)
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		125,282
Financial Assets Measured At Fair Value Through Other Comprehensive Income		(197,098)	291
Financial Liabilities Measured At Fair Value Through Profit Or Loss	(137,963)	(406,971)	(586,346)
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading
Additions Settled [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	(535,470)	485,157	125,246
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	483,419	(169,128)	137,722
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	88,260	29,029	(25,657)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(427,322)	563,830	(12,084)
Financial Liabilities Measured At Fair Value Through Profit Or Loss	R$ 156,272	95,176	R$ 318,832
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading		R$ (1,600,000)